Future Minimum Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 1,233
2014	1,302
2015	1,314
2016	$ 1,103